Note 20 - Business Segments - Segment Assets (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Segment assets	¥ 153,448,819	¥ 137,395,149
Intersegment Eliminations [Member]
Segment assets	(2,000,000)
Network Service and Systems Integration Business [Member]
Segment assets	150,229,527	132,756,717
ATM Operation Business [Member]
Segment assets	¥ 5,219,292	¥ 4,638,432